Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventory [Abstract]
Inventories include finished and in-process products	$ 282,100,000	$ 261,600,000
Raw materials and supplies	132,400,000	130,600,000
Intangible assets [Abstract]
Useful lives of intangible assets, minimum (in years)	5	5	5
Useful lives of intangible assets, maximum (in years)	20	20	20
Cash flow hedges [Abstract]
Maximum number of months for forward exchange contracts to mature (in months)	12	12	12
Earnings per share [Abstract]
Basic weighted-average shares outstanding (in shares)	49,746,000	49,138,000	48,379,000
Diluted weighted-average shares outstanding (in shares)	49,937,000	49,424,000	48,641,000
Number of antidulitive shares excluded from the diluted EPS calculation (in shares)		100,000	200,000
Weighted average exercise price of antidilutive shares excluded from the diluted EPS calculation (in dollars per share)		$ 30.07	$ 24.11
Components of OCI [Abstract]
Foreign currency translation	(29,720,000)	(1,475,000)
Pension liability (net of tax)	(9,712,000)	(13,324,000)
Unrealized gain (loss) on cash flow hedges (net of tax)	384,000	169,000
Accumulated other comprehensive loss	(39,048,000)	(14,630,000)
Other costs [Abstract]
Research and development costs	33,200,000	30,600,000	29,300,000
Advertising costs	$ 2,400,000	$ 1,500,000	$ 1,100,000
Building and Leasehold Improvements [Member]
Property, plant and equipment [Abstract]
Estimated useful lives, minimum (in years)	5
Estimated useful lives, maximum (in years)	40
Machinery and Equipment [Member]
Property, plant and equipment [Abstract]
Estimated useful lives, minimum (in years)	3
Estimated useful lives, maximum (in years)	20